Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2013
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Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss
The following table summarizes the components of accumulated other comprehensive loss and the changes in accumulated other comprehensive loss, net of tax as applicable, for the years ended December 31, 2013 and 2012:

	Foreign Currency Items	Defined Benefit Pension Items	Gains and Losses on Cash Flow Hedges	Accumulated Other Comprehensive Loss
Balance at December 31, 2011	$(21,277)	$(430,835)	$(8,187)	$(460,299)
Other comprehensive income/(loss) before reclassifications	24,511	(61,809)	(1,200)	(38,498)
Amounts reclassified from accumulated other comprehensive loss to net income	—	20,311	2,634	22,945
Amounts reclassified from accumulated other comprehensive loss to fixed assets	—	—	26	26
Other comprehensive income/(loss)	24,511	(41,498)	1,460	(15,527)
Balance at December 31, 2012	$3,234	$(472,333)	$(6,727)	$(475,826)
Other comprehensive income/(loss) before reclassifications	(28,386)	111,269	3,992	86,875
Amounts reclassified from accumulated other comprehensive loss to net income	—	27,958	2,392	30,350
Amounts reclassified from accumulated other comprehensive loss to fixed assets	—	—	81	81
Other comprehensive income/(loss)	(28,386)	139,227	6,465	117,306
Balance at December 31, 2013	$(25,152)	$(333,106)	$(262)	$(358,520)

	Amount Reclassified from Accumulated Other Comprehensive Loss
Details about Accumulated Other Comprehensive Loss Components	Twelve Months Ended December 31, 2013	Twelve Months Ended December 31, 2012	Affected Line Item in the Consolidated Statements of Net Income
Gains and losses on cash flow hedges
Foreign exchange contracts	$4,603	$336	Net Sales
Foreign exchange contracts	(2,996)	870	Cost of sales
Commodity contracts	(5,455)	(5,639)	Cost of sales
	(3,848)	(4,433)	Total before tax
	1,456	1,799	Tax benefit
	$(2,392)	$(2,634)	Net of tax
Defined benefit pension items
Amortization of defined benefit pension items	$(32,821)	$(24,227)	Cost of sales
Amortization of defined benefit pension items	(10,940)	(8,076)	Selling, general, and administrative
	(43,761)	(32,303)	Total before tax
	15,803	11,992	Tax benefit
	(27,958)	(20,311)	Net of tax

Total reclassifications for the period	$(30,350)	$(22,945)	Net of tax

The cumulative tax benefit on Derivative Financial Instruments was $165 and $4,045 at December 31, 2013 and 2012, respectively. The tax benefit on Derivative Financial Instruments decreased by $(3,880) and $(979) during the years ended December 31, 2013 and 2012, respectively.
The cumulative tax benefit on Defined Benefit Plans was $189,668 and $278,235 at December 31, 2013 and 2012, respectively. The tax benefit on Defined Benefit Plans decreased by $(88,567) and increased by $22,769 during the years ended December 31, 2013 and 2012, respectively.
The change in defined benefit plans includes pretax changes of $1,754 and $(1,206) during the years ended December 31, 2013 and 2012, related to one of the Company’s equity method investments.